Deferred Tax	12 Months Ended
Mar. 31, 2020
Deferred Tax
Deferred Tax

25.  Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31,
	2019	2020
Deductible temporary differences	243,932	273,825
Tax loss carry forward and unabsorbed depreciation	3,249,820	3,259,415
Total	3,493,752	3,533,240

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 888,226 (March, 2019: 743,384) and tax losses of INR 8,843,057 (March, 2019: 9,376,379) and unabsorbed depreciation of INR 1,858,662 (March 31, 2019: 1,262,313), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2028 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

Deferred tax assets are attributable to the following –

	For the Year Ended March 31,
	2019	2020
Property, plant and equipment and intangible assets	22,136	12,673
Trade and other receivables	55,649	54,379
Rent Equalisation reserve	680	—
Employee benefits	16,260	9,394
Minimum alternate tax recoverable	1,754	—
Unutilise business losses	16,645	—
Provision for expenses	7,349	15,570
Deferred tax asset	120,473	92,016
OCI gratuity	2,696	1,815
Total deferred tax asset (A)	123,169	93,831
Deferred tax liablities are attributable to the following -
Property, plant and equipment & intangible assets	(42,503)	(37,645)
Total deferred tax liability (B)	(42,503)	(37,645)
Net deferred tax asset (A-B)	80,666	56,186

	Balance	Impact on		Recognised
	as on	adoption	Recognised	in other	Unused/	Balance
	March 31,	of IFRS	in profit	comprehensive	utilized	as on March, 31
Particulars	2019	16	or loss	income	tax credit	2020
Property, plant and equipment intangible assets, and ROU assets	(20,367)	1,718	(6,324)	—	—	(24,973)
Trade and other receivables	55,649	—	(1,270)	—	—	54,379
Rent equalization reserve	680	(680)	—	—	—	—
Employee benefit	8,651	—	743	—	—	9,394
Minimum alternate tax recoverable	1,754	—	—	—	(1,754)	—
Unutilise business losses	16,645	—	(16,645)	—	—	—
Provision for expenses	14,958	—	613	—	—	15,571
OCI gratuity	2,696		—	(881)	—	1,815
Deferred tax assets	80,666	1,038	(22,883)	(881)	(1,754)	56,186

Pursuant to the section 115JB of Indian Income Tax Act, Group’s subsidiaries in India have calculated their tax liability for current income taxes after considering Minimum Alternate Tax (MAT). The excess tax paid under MAT provisions being over and above regular tax liability can be carried forward and set off against future tax liabilities computed under regular tax provisions. Accordingly, a deferred income tax asset of  Nil (March 31, 2019: INR 1,101) has been recognized on the balance sheet as on March 31, 2020, which can be carried forward for a period of fifteen years from the year of recognition.

Pursuant to The Taxation Laws (Amendment) Ordinance, 2019 (Ordinance) issued during the current financial year, the tax rates have changed with effect from 1 Apr 2019, and the Group has adopted the revised tax rates from April 1, 2019 for few of it’s subsidiaries (i.e. TSI Yatra Private Limited, Middle East Travel Management Company Private Limited, Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited) and Yatra Hotel solutions private limited ). Further, for other Indian entities, management is yet to decide whether to opt for the revised rates. If these changes were not considered by the group during the current financial year, deferred tax asset would have been increased by  INR 10,616. The tax charge or (credit) for the year would have been increased by INR 6,278.